IMPAIRMENT OF LONG-LIVED NON-FINANCIAL ASSETS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Impairment Of Non Financial Assets [Line Items]
Development program pause period		4 years
Weighted average capital cost rate		11.80%	11.40%
Description of valuation factor used in impairment test	5.3186
Description of discount rates appreciation depreciation applied to cash flow projections	14.11%
Bottom of range | Later than one year and not later than five years
Impairment Of Non Financial Assets [Line Items]
Period over which management has projected cash flows		10 years
Top of range | Later than one year and not later than five years
Impairment Of Non Financial Assets [Line Items]
Period over which management has projected cash flows		31 years